Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Issuance During Period 1st	Private Placement	Private Placement Issuance During Period 2nd	Private Placement Issuance During Period 3rd	Private Placement Transaction 01	Private Placement Transaction 02	Private Placement Transaction 03	Warrant	Mining Assets	Cash and Warrants	Exploration cost	Common Stock	Common Stock Issuance During Period 1st	Common Stock Private Placement	Common Stock Private Placement Issuance During Period 2nd	Common Stock Private Placement Issuance During Period 3rd	Common Stock Private Placement Transaction 01	Common Stock Private Placement Transaction 02	Common Stock Private Placement Transaction 03	Common Stock Warrant	Common Stock Mining Assets	Common Stock Cash and Warrants	Common Stock Exploration cost	Additional Paid-in Capital	Additional Paid-in Capital Issuance During Period 1st	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Private Placement Issuance During Period 2nd	Additional Paid-in Capital Private Placement Issuance During Period 3rd	Additional Paid-in Capital Private Placement Transaction 01	Additional Paid-in Capital Private Placement Transaction 02	Additional Paid-in Capital Private Placement Transaction 03	Additional Paid-in Capital Warrant	Additional Paid-in Capital Mining Assets	Additional Paid-in Capital Cash and Warrants	Additional Paid-in Capital Exploration cost	Deficit Accumulated During the Exploration Stage	Deficit Accumulated During the Exploration Stage Private Placement	Non- controlling Interests
Beginning Balance at Dec. 31, 2007
Common shares issued for cash in private placement:
Common shares issued for cash (in shares)														60,000,000		32,699,920	22,600,000	60,000,000	32,699,920	22,600,000
Common shares issued for cash		$ 3,000		$ 24,525	$ 56,500	$ 3,000	$ 24,525	$ 56,500						$ 60,000		$ 32,700	$ 22,600	$ 60,000	$ 32,700	$ 22,600						$ (57,000)		$ (8,175)	$ 33,900	$ (57,000)	$ (8,175)	$ 33,900
Net loss	(13,983)		(13,983)																																		(13,983)	(13,983)
Ending Balance at Dec. 31, 2008	70,042		70,042										115,300		115,300										(31,275)		(31,275)										(13,983)	(13,983)
Ending Balance (in shares) at Dec. 31, 2008													115,299,920		115,299,920
Common shares issued for cash in private placement:
Net loss	(93,034)		(93,034)																																		(93,034)	(93,034)
Ending Balance at Dec. 31, 2009	(22,992)												115,300												(31,275)												(107,017)
Ending Balance (in shares) at Dec. 31, 2009													115,299,920
Forgiveness of advances - related party	17,574																								17,574
Common shares issued for cash in private placement:
Common shares issued for cash (in shares)																					6,000,000		6,000,000
Common shares issued for cash									300,000		300,000										6,000		6,000										294,000		294,000
Net loss	(61,049)																																				(61,049)
Ending Balance at Dec. 31, 2010	233,533												121,300												280,299												(168,066)
Ending Balance (in shares) at Dec. 31, 2010													121,299,920
Common shares issued for cash in private placement:
Common shares issued for cash (in shares)																					6,916,148		6,916,148	425,000
Common shares issued for cash									1,100,000		1,100,000	429,250									6,916		6,916	425									1,093,084		1,093,084	428,825
Redemption of shares (in shares)													(12,000,000)										(12,000,000)
Redemption of shares	(600,000)												(12,000)												(588,000)
Formation of subsidiary	1,500																																						1,500
Stock based compensation (in shares)													150,000
Stock based compensation	598,474												150												598,324
Shares issued for exploration costs (in shares)													425,000
Shares issued for exploration costs	429,250												425												428,825
Net loss	(1,547,832)																																				(1,529,651)		(18,181)
Ending Balance at Dec. 31, 2011	214,925												116,791												1,812,532												(1,697,717)		(16,681)
Ending Balance (in shares) at Dec. 31, 2011													116,791,068
Common shares issued for cash in private placement:
Common shares issued for cash (in shares)													1,250,000
Common shares issued for cash	550,000												1,250												548,750
Stock based compensation	249,999																								249,999
Shares issued for mining assets (in shares)																						100,000
Shares issued for mining assets										46,000												100												45,900
Cancellation of shares (in shares)													(30,000,000)
Cancellation of shares	(2)												(30,000)												29,998
Net loss	(788,759)																																				(787,834)		(925)
Ending Balance at Mar. 31, 2012	$ 272,163												$ 88,141												$ 2,687,179												$ (2,485,551)		$ (17,606)
Ending Balance (in shares) at Mar. 31, 2012													88,141,068